Property, Plant and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2014 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Asset impairment	¥ 110,128,892		¥ 29,891,896		$ 15,522,043	¥ 29,900,000
Asset impairment on property, plant and equipment	80,236,996	$ 11,308,949
Property, Plant and Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Asset impairment on property, plant and equipment	¥ 80,200,000	$ 11,300,000